Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2021
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Schedule of capital adequacy requirements of regulatory capital ratios in excess of the levels established for well-capitalized
Under the Basel III requirements, at December 31, 2021 and December 31, 2020, the Company met all capital adequacy requirements and had regulatory capital ratios in excess of the levels established for well-capitalized institutions, as shown in the following table as of years indicated:

	Actual		Minimum Capital Required - Basel III Fully Phased-In		Required to be Considered Well- Capitalized
(in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2021
Total Capital (to risk-weighted assets):
Company	$210,726	14.79%	$149,640	10.50%	$—	N.A%
Bank	210,148	14.78%	149,339	10.50%	142,228	10.00%
Tier 1 Capital (to risk-weighted assets):
Company	$193,663	13.59%	$121,137	8.50%	$—	N.A%
Bank	193,085	13.58%	120,894	8.50%	113,782	8.00%
Common Equity Tier 1 Capital (to risk-weighted assets):
Company	$145,663	10.22%	$99,760	7.00%	$—	N.A%
Bank	193,085	13.58%	99,559	7.00%	92,448	7.00%
Tier 1 leverage ratio (to adjusted average assets):
Company	$193,663	11.01%	$70,342	4.00%	$—	N.A%
Bank	193,085	11.04%	69,959	4.00%	87,449	5.00%

December 31, 2020
Total Capital (to risk-weighted assets):
Company	$193,220	14.97%	$135,518	10.50%	$—	N.A%
Bank	191,504	14.87%	135,186	10.50%	128,748	10.00%
Tier 1 Capital (to risk-weighted assets):
Company	$172,591	13.37%	$109,705	8.50%	$—	N.A%
Bank	175,384	13.62%	109,436	8.50%	102,999	8.00%
Common Equity Tier 1 Capital (to risk-weighted assets)
Company	$129,061	10.00%	$90,345	7.00%	$—	N.A%
Bank	175,384	13.62%	90,124	7.00%	83,686	7.00%
Tier 1 leverage ratio:
Company	$172,591	10.19%	$67,724	4.00%	$—	N.A%
Bank	175,384	10.41%	67,394	4.00%	84,243	5.00%